Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases
Depreciation - right-of-use assets	£ (1,248)	£ (1,692)	£ (1,749)
Interest expense (included in finance cost)	(681)	(208)	(97)
Expense relating to short-term leases (included in operating expenses)	(258)	(379)	(579)
Expense relating to low value leases (included in operating expenses)			(42)
Property
Leases
Depreciation - right-of-use assets	(847)	(1,243)	(1,534)
Plant and machinery
Leases
Depreciation - right-of-use assets	£ (401)	£ (449)	£ (215)